Additional disclosures - Parent company condensed balance sheets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash equivalents at central banks	€ 200,830	€ 193,102	€ 137,047
Financial assets held for trading	156,118	116,953	114,945
Premises and equipment, net	33,044	32,342	31,772
Other assets	10,082	8,595	11,070
TOTAL ASSETS	1,734,659	1,595,835	1,508,250
LIABILITIES
Other liabilities	14,609	12,698	12,336
TOTAL LIABILITIES	1,637,074	1,498,782	1,416,928
EQUITY
Capital stock	8,397	8,670	8,670	€ 8,309
TOTAL EQUITY	97,585	97,053	91,322	€ 110,659
TOTAL LIABILITIES AND EQUITY	1,734,659	1,595,835	1,508,250
Banco Santander, S.A. | Reportable Legal Entities
ASSETS
Cash equivalents at central banks	177,920	138,388	112,114
Financial assets held for trading	92,128	77,988	81,433
Investment securities	47,560	29,949	29,477
Net loans and leases	314,905	301,342	295,739
Investment in affiliated companies	94,213	88,549	84,890
Premises and equipment, net	6,513	6,515	6,680
Other assets	16,787	15,219	19,036
TOTAL ASSETS	750,026	657,950	629,369
LIABILITIES
Deposits	418,841	401,212	383,135
Short-term debt	54,255	19,181	14,513
Long-term debt	114,447	99,650	83,981
Total debt	168,702	118,831	98,494
Other liabilities	92,437	71,334	82,803
TOTAL LIABILITIES	679,980	591,377	564,432
EQUITY
Capital stock	8,397	8,670	8,670
Retained earnings and other reserves	61,649	57,903	56,267
TOTAL EQUITY	70,046	66,573	64,937
TOTAL LIABILITIES AND EQUITY	750,026	657,950	629,369
Banco Santander, S.A. | Reportable Legal Entities | Bank subsidiaries
ASSETS
Cash equivalents at central banks	14,548	15,459	14,519
Investment securities	14,287	12,137	13,603
Investment in affiliated companies	70,698	67,735	60,186
LIABILITIES
Deposits	16,619	18,114	17,045
Total debt	0	221	617
Banco Santander, S.A. | Reportable Legal Entities | Non-bank subsidiaries
ASSETS
Investment securities	1,327	2,087	3,399
Net loans and leases	25,312	31,296	27,555
Investment in affiliated companies	23,515	20,814	24,703
LIABILITIES
Deposits	15,106	18,594	19,949
Total debt	€ 1,638	€ 649	€ 661